George Putnam Balanced Fund
The fund's portfolio
4/30/22 (Unaudited)

COMMON STOCKS (60.0%)(a)
	Shares	Value
Automotive (1.4%)
General Motors Co.(NON)	44,661	$1,693,099
Tesla, Inc.(NON)	21,478	18,702,183
United Rentals, Inc.(NON)	12,495	3,954,917

		24,350,199
Basic materials (2.1%)
Agnico-Eagle Mines, Ltd. (Canada)	38,932	2,266,248
Alamos Gold, Inc. Class A (Canada)	344,446	2,672,901
Anglo American PLC (London Exchange) (United Kingdom)	32,169	1,427,516
Avery Dennison Corp.	31,359	5,663,435
Corteva, Inc.	111,391	6,426,147
CRH PLC ADR (Ireland)(S)	65,550	2,594,469
Eastman Chemical Co.	22,850	2,346,010
Linde PLC	12,462	3,887,646
PPG Industries, Inc.	24,623	3,151,498
Sherwin-Williams Co. (The)	20,152	5,540,994

		35,976,864
Capital goods (3.6%)
Boeing Co. (The)(NON)	10,234	1,523,229
CAE, Inc. (Canada)(NON)	80,283	1,909,194
Deere & Co.	11,492	4,338,805
Emerson Electric Co.	57,480	5,183,546
Honeywell International, Inc.	40,011	7,742,529
Ingersoll Rand, Inc.	74,629	3,280,691
Johnson Controls International PLC	153,338	9,180,346
Northrop Grumman Corp.	23,912	10,506,933
Otis Worldwide Corp.	120,616	8,785,669
Raytheon Technologies Corp.	107,467	10,199,693

		62,650,635
Commercial and consumer services (2.3%)
Aramark	69,526	2,520,318
Booking Holdings, Inc.(NON)	4,025	8,896,498
Booz Allen Hamilton Holding Corp.	20,081	1,639,212
Mastercard, Inc. Class A	76,096	27,651,764

		40,707,792
Communication services (1.0%)
Charter Communications, Inc. Class A(NON)	5,869	2,514,808
T-Mobile US, Inc.(NON)	124,654	15,349,894

		17,864,702
Computers (3.1%)
Apple, Inc.	342,222	53,951,298

		53,951,298
Conglomerates (0.1%)
General Electric Co.(S)	30,883	2,302,328

		2,302,328
Consumer (0.1%)
4Front Ventures Corp.(NON)	3,233,770	2,392,990

		2,392,990
Consumer staples (3.9%)
Altria Group, Inc.	46,055	2,559,276
Chipotle Mexican Grill, Inc.(NON)	2,936	4,273,671
Coca-Cola Co. (The)	184,240	11,903,746
Constellation Brands, Inc. Class A	4,859	1,195,751
Costco Wholesale Corp.	10,872	5,780,860
McCormick & Co., Inc. (non-voting shares)	31,771	3,195,209
PepsiCo, Inc.	94,742	16,268,149
Procter & Gamble Co. (The)	133,240	21,391,682
Sea, Ltd. ADR (Singapore)(NON)	10,881	900,512

		67,468,856
Electronics (2.0%)
Advanced Micro Devices, Inc.(NON)	139,092	11,895,148
NVIDIA Corp.	18,790	3,484,981
Qualcomm, Inc.	109,353	15,275,521
Vontier Corp.	156,178	4,001,280

		34,656,930
Energy (2.7%)
Cenovus Energy, Inc. (Canada)	765,390	14,150,167
ConocoPhillips	58,764	5,613,137
Exxon Mobil Corp.	248,352	21,172,008
Shell PLC (London Exchange) (United Kingdom)	206,347	5,585,014
TotalEnergies SE (France)	18,579	915,417

		47,435,743
Financials (6.7%)
AIA Group, Ltd. (Hong Kong)	299,400	2,925,113
Apollo Global Management, Inc.(S)	148,371	7,382,941
Assured Guaranty, Ltd.	266,769	14,712,310
AXA SA (France)	174,657	4,624,162
Bank of America Corp.	330,066	11,776,755
Charles Schwab Corp. (The)	106,513	7,065,007
Citigroup, Inc.	336,734	16,233,946
Gaming and Leisure Properties, Inc.(R)	190,399	8,449,908
Goldman Sachs Group, Inc. (The)	43,233	13,207,249
KKR & Co., Inc.	94,381	4,810,600
Prudential PLC (United Kingdom)	471,861	5,865,448
Quilter PLC (United Kingdom)	2,491,998	4,112,336
Silvergate Capital Corp. Class A(NON)	29,144	3,408,682
Visa, Inc. Class A	49,820	10,618,137
Vornado Realty Trust(R)	66,152	2,560,744

		117,753,338
Gaming and lottery (0.1%)
Penn National Gaming, Inc.(NON)	66,150	2,419,106

		2,419,106
Health care (9.0%)
Abbott Laboratories	44,570	5,058,695
AbbVie, Inc.	83,975	12,334,248
Amgen, Inc.	12,457	2,904,848
Anthem, Inc.	18,522	9,296,747
Ascendis Pharma A/S ADR (Denmark)(NON)	28,175	2,571,532
Avantor, Inc.(NON)	98,401	3,137,024
Baxter International, Inc.	35,181	2,499,962
Bio-Rad Laboratories, Inc. Class A(NON)	6,661	3,410,832
Boston Scientific Corp.(NON)	136,342	5,741,362
Bristol-Myers Squibb Co.	38,663	2,910,164
Cardinal Health, Inc.	21,330	1,238,207
Cigna Corp.	39,141	9,659,216
Cooper Cos., Inc. (The)	1,084	391,367
CVS Health Corp.	29,456	2,831,605
Danaher Corp.	31,587	7,932,443
DexCom, Inc.(NON)	5,471	2,235,341
Edwards Lifesciences Corp.(NON)	9,474	1,002,160
Eli Lilly and Co.	19,586	5,721,658
Illumina, Inc.(NON)	7,565	2,244,157
Intuitive Surgical, Inc.(NON)	15,384	3,681,391
Ironwood Pharmaceuticals, Inc.(NON)	325,879	3,910,548
Johnson & Johnson	70,330	12,691,752
McKesson Corp.	8,121	2,514,343
Medtronic PLC	26,803	2,797,161
Merck & Co., Inc.	85,439	7,577,585
Pfizer, Inc.	142,204	6,977,950
Regeneron Pharmaceuticals, Inc.(NON)	12,891	8,496,587
Thermo Fisher Scientific, Inc.	14,793	8,179,346
UnitedHealth Group, Inc.	37,398	19,018,749

		158,966,980
Homebuilding (0.4%)
PulteGroup, Inc.	154,424	6,448,746

		6,448,746
Lodging/Tourism (0.3%)
Hilton Worldwide Holdings, Inc.(NON)	34,698	5,388,252

		5,388,252
Media (0.4%)
Walt Disney Co. (The)(NON)	54,990	6,138,534

		6,138,534
Retail (6.3%)
Amazon.com, Inc.(NON)	19,954	49,598,261
Bath & Body Works, Inc.	25,282	1,337,165
BJ's Wholesale Club Holdings, Inc.(NON)	14,360	924,066
Burlington Stores, Inc.(NON)	6,313	1,285,074
CarMax, Inc.(NON)	31,333	2,687,745
Home Depot, Inc. (The)	69,154	20,773,862
Lululemon Athletica, Inc. (Canada)(NON)	3,964	1,405,753
Nike, Inc. Class B	28,819	3,593,729
O'Reilly Automotive, Inc.(NON)	6,167	3,740,594
Target Corp.	40,651	9,294,851
TJX Cos., Inc. (The)	27,196	1,666,571
Walmart, Inc.	81,905	12,530,646
Warby Parker, Inc. Class A(NON)(S)	31,530	734,334

		109,572,651
Software (6.5%)
Adobe, Inc.(NON)	25,128	9,949,432
Intuit, Inc.	32,069	13,428,894
Microsoft Corp.	255,483	70,901,642
Oracle Corp.	215,918	15,848,381
Unity Software, Inc.(NON)	51,627	3,428,549

		113,556,898
Technology services (4.6%)
Alphabet, Inc. Class A(NON)	16,981	38,753,868
Fidelity National Information Services, Inc.	182,291	18,074,153
Meta Platforms, Inc. Class A(NON)	67,357	13,503,058
salesforce.com, Inc.(NON)	53,830	9,470,850

		79,801,929
Textiles (0.1%)
Levi Strauss & Co. Class A	68,924	1,248,214

		1,248,214
Transportation (1.5%)
CSX Corp.	103,178	3,543,133
Southwest Airlines Co.(NON)	92,564	4,324,590
Union Pacific Corp.	76,501	17,923,419

		25,791,142
Utilities and power (1.8%)
Ameren Corp.	39,974	3,713,585
American Electric Power Co., Inc.	44,131	4,373,823
NextEra Energy, Inc.	76,814	5,455,330
NRG Energy, Inc.	492,011	17,663,195

		31,205,933

Total common stocks (cost $848,373,946)		$1,048,050,060

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.1%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 2/20/49 to 10/20/49	$1,686,297	$1,776,587
4.50%, with due dates from 3/20/49 to 10/20/49	411,099	423,329
4.00%, 4/15/43	2,114,251	2,146,563
3.50%, with due dates from 11/15/47 to 4/20/51	11,308,171	11,118,035
3.00%, with due dates from 7/20/46 to 10/20/46	2,663,443	2,564,250
2.00%, 1/20/51	1,943,559	1,758,663

		19,787,427
U.S. Government Agency Mortgage Obligations (5.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	673	730
4.00%, with due dates from 7/1/42 to 7/1/49	2,950,427	2,976,244
3.50%, with due dates from 12/1/42 to 4/1/43	284,879	283,289
3.00%, with due dates from 3/1/43 to 2/1/47	1,173,573	1,123,776
2.50%, with due dates from 7/1/50 to 2/1/51	1,556,929	1,431,275
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	797,577	847,590
5.00%, with due dates from 8/1/33 to 1/1/39	227,365	238,671
4.50%, with due dates from 5/1/48 to 2/1/49	2,072,900	2,138,085
4.00%, with due dates from 9/1/45 to 4/1/49	2,384,821	2,398,622
3.50%, 5/1/56	973,922	951,444
3.50%, with due dates from 5/1/43 to 12/1/49	5,817,480	5,696,142
3.00%, with due dates from 2/1/43 to 3/1/47	3,739,888	3,596,603
3.00%, 12/1/30	1,164,575	1,158,860
2.50%, with due dates from 7/1/50 to 7/1/51	45,947,336	42,108,025
2.00%, 10/1/50	10,405,509	9,246,186
2.00%, with due dates from 10/1/27 to 8/1/28	2,931,025	2,793,815
Uniform Mortgage-Backed Securities
4.50%, TBA, 6/1/52	3,000,000	3,037,267
4.50%, TBA, 5/1/52	3,000,000	3,052,033
4.00%, TBA, 6/1/52	3,000,000	2,972,812
4.00%, TBA, 5/1/52	3,000,000	2,982,305
3.50%, TBA, 6/1/52	2,000,000	1,934,295
3.50%, TBA, 5/1/52	2,000,000	1,939,217
3.00%, TBA, 6/1/52	2,000,000	1,881,170
3.00%, TBA, 5/1/52	1,000,000	942,734
2.50%, TBA, 5/1/52	2,000,000	1,824,687
2.00%, TBA, 6/1/52	1,000,000	880,133
2.00%, TBA, 5/1/52	2,000,000	1,763,704

		100,199,714

Total U.S. government and agency mortgage obligations (cost $130,097,032)		$119,987,141

U.S. TREASURY OBLIGATIONS (14.9%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$11,500,000	$11,182,873
2.75%, 8/15/42(SEG)(SEGSF)(SEGTBA)	25,180,000	23,415,554
1.875%, 2/15/51	12,090,000	9,475,065
1.25%, 5/15/50	10,760,000	7,172,633
U.S. Treasury Notes
2.75%, 2/15/24	23,410,000	23,435,084
2.375%, 8/15/24	29,030,000	28,718,810
2.25%, 11/15/27	13,420,000	12,915,373
1.625%, 5/15/31	18,490,000	16,618,610
1.625%, 9/30/26	17,720,000	16,746,092
1.625%, 2/15/26	26,380,000	25,104,759
1.50%, 2/15/30	18,070,000	16,299,705
1.125%, 2/28/25	39,140,000	37,288,494
0.625%, 10/15/24	33,640,000	31,881,785

Total U.S. treasury obligations (cost $286,046,016)		$260,254,837

CORPORATE BONDS AND NOTES (14.5%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$289,000	$287,809
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	750,000	665,205
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,539,000	1,485,135
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	76,000	77,335
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,406,442
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,998,000	1,677,784
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,600,000	1,576,010
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	621,634
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	204,000	157,790
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	356,000	298,695
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	13,456
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	1,305,000	1,183,735
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	776,736
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	1,857,000	1,359,373
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	928,000	691,622
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,273,129
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	228,331
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	156,000	187,634

		13,967,855
Capital goods (0.6%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	1,045,000	926,614
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,225,000	1,114,465
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	670,000	663,395
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	685,000	693,565
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,230,000	1,073,360
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,145,000	1,076,392
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	480,000	393,719
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	940,000	934,936
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	510,000	509,991
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,619,000	1,553,910
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	164,000	144,354
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	695,000	609,500
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	405,000	368,055
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	1,010,000	972,624

		11,034,880
Communication services (1.5%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,953,000	1,640,384
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	921,000	806,860
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	686,000	637,160
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	1,227,000	1,128,304
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	62,000	47,974
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	1,700,000	1,287,600
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	2,013,000	1,670,386
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	1,107,000	922,563
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	130,792
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	291,000	241,621
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	274,000	259,187
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	1,063,337
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	65,000	45,845
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	506,000	452,660
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	1,618,000	1,343,011
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	921,000	830,126
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	481,000	451,306
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	54,000	64,835
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	9,000	8,838
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.887%, 11/1/51	270,000	199,093
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	766,000	537,923
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	618,096
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	551,000	534,828
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	440,907
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	527,396
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	174,749
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	890,000	805,450
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	1,275,000	1,049,446
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	1,483,000	1,344,374
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	121,885
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	48,000	45,429
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,713,182
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	695,000	590,295
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	960,000	771,776
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	700,000	642,886
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	480,000	417,846
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,904,000	1,914,893
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	490,000	480,200

		25,963,443
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 4.156%, perpetual maturity	689,000	651,015

		651,015
Consumer cyclicals (1.3%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	962,663
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	821,847
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,105,000	1,076,491
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	640,074
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	579,000	504,018
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	255,000	258,459
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	454,000	367,242
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)	671,000	617,058
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	1,255,000	1,283,318
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	473,000	433,620
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32	335,000	272,339
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	262,000	217,788
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29	500,000	416,250
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	553,000	553,199
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	225,000	204,841
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	280,344
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	252,000	252,729
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	174,440
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	411,000	346,632
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	248,000	218,326
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,683,463
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	1,449,000	1,451,970
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	2,041,000	1,891,195
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	585,000	368,951
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	232,000	221,560
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	411,402
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	1,330,000	1,155,157
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	360,000	345,387
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	198,000	197,448
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	457,000	430,181
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	387,777
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,402,072
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	423,000	343,376
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	1,645,000	1,389,219
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,115,000	1,075,975
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31	945,000	780,656
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	8,000	7,381
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	30,267

		23,475,115
Consumer staples (1.0%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	1,172,000	1,250,650
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	198,977
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	1,389,000	1,307,956
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	827,000	851,085
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	660,000	538,225
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,134,788
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28	1,190,000	1,133,044
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	478,228	551,234
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,743,084
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	604,408
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	875,000	880,929
GSK Consumer Healthcare Capital US, LLC 144A company guaranty sr. unsec. unsub. bonds 3.625%, 3/24/32	1,300,000	1,220,939
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	187,000	170,749
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	905,000	762,839
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	1,090,000	954,989
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	925,000	861,207
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	215,000	210,244
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	648,000	667,440
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	1,660,000	1,641,508

		16,684,295
Energy (0.6%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	770,000	751,499
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	690,000	682,703
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	808,000	829,912
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	522,000	443,700
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	2,045,000	1,689,814
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	780,000	758,210
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	560,000	531,373
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	550,000	594,335
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	994,000	1,028,929
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	175,000	171,619
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	878,000	897,928
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,233,600

		9,613,622
Financials (5.3%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)	1,800,000	1,514,137
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	2,190,000	1,822,146
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	1,625,000	1,413,872
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	319,319
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	822,659
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	725,000	862,471
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	1,450,000	1,448,843
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	1,139,052
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,492,848
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	920,000	757,311
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	209,500
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	4,200,000	3,523,501
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,224,562
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,135,000	1,106,341
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	317,533
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	715,000	613,201
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	3,450,000	3,069,806
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 1.586%, 9/15/26	275,000	266,427
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	661,260
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	369,367
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	3,100,000	3,098,545
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	3,792
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	783,369
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	305,000	256,947
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	695,000	565,093
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	482,000	419,034
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	822,358
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,058,779
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,231,026
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	824,000	827,778
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,447,000	1,164,667
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	226,426
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,580,000	1,427,925
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,615
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,470,039
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	3,039,000	3,015,039
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	248,531
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	447,631
Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	276,943
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	765,000	730,378
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	317,577
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	3,100,000	3,034,907
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	413,777
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	295,387
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	747,433
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	1,035,000	915,209
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,730,000	1,428,438
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	1,395,000	1,395,357
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,230,711
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	334,963
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	210,761
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,259,000	1,348,386
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	430,196
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	505,000	424,872
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	1,055,000	915,213
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	784,865
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,477,000	1,443,871
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	3,535,000	3,070,148
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	963,000	740,612
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	482,000	387,723
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,710,000	1,405,071
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	915,000	872,114
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	195,410
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	1,028,746
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.506%, 5/15/47	664,000	552,707
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	195,000	175,013
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,710,000	1,512,617
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,338,000	2,055,060
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	102,466
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	735,000	549,155
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	316,612
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,436,466
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	1,132,628
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	2,910,140
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,414,105
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	467,000	411,196
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	194,000	179,519
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,485,000	1,449,605
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	328,643
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	1,180,000	1,036,040
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	415,712
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	319,767
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	759,000	741,249
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	580,000	552,566
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,680,075
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,815,000	1,526,035
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	760,000	756,899
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	285,000	262,827
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	581,450
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	610,000	556,595
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	1,095,000	1,330,186
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	630,262
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	597,000	458,045

		92,783,458
Health care (1.2%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	2,440,000	2,270,556
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	682,890
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	273,000	260,676
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	820,000	733,639
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	3,100,000	3,109,601
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	719,000	697,038
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	1,008,000	1,016,595
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,600,000	1,582,296
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	516,967	517,740
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	1,425,000	1,184,182
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	542,441
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	147,370
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	341,000	252,891
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	505,000	483,164
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	270,000	264,986
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	475,000	486,045
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	179,450
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	141,900
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	1,335,000	1,201,500
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	1,602,000	1,389,229
Viatris, Inc. company guaranty sr. unsec. bonds 4.00%, 6/22/50	2,820,000	2,085,352
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	499,926
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	1,210,000	1,202,766
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	306,000	263,998

		21,196,231
Technology (1.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	1,200,000	797,855
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	710,569
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	3,480,000	2,544,307
Apple, Inc. sr. unsec. notes 1.65%, 5/11/30	15,000	12,902
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	346,844
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	460,871
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,119,000	1,060,137
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,515,000	1,416,298
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	676,000	533,722
Cisco Systems, Inc./California sr. unsec. unsub. notes 3.625%, 3/4/24	3,100,000	3,141,887
Citrix Systems, Inc. sr. unsec. sub. notes 1.25%, 3/1/26	1,355,000	1,318,211
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	67,000	89,407
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	710,000	717,672
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,150,000	932,251
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	435,000	330,418
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,750,000	1,355,325
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	1,463,000	1,116,826
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,462,000	1,144,210
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,310,000	1,107,657
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,520,000	1,218,167
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	555,000	532,044

		20,887,580
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	575,180

		575,180
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	1,045,000	866,524
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	526,507
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	385,000	334,858
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	596,001
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	264,000	233,348
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	680,459
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	233,095
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	495,637
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	270,599
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	598,204
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	418,658
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,076,000	1,795,740
Energy Transfer LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	495,467
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	137,000	143,113
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,704,000	1,545,693
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	498,063
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	813,000	775,234
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	338,141
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	193,485
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	620,000	614,134
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	955,000	797,181
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	488,405
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	202,438
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	565,000	471,111
PacifiCorp sr. bonds 2.70%, 9/15/30	656,000	592,534
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	410,495
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	523,000	514,329
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.619%, 5/15/67	1,945,000	1,664,356

		16,793,809

Total corporate bonds and notes (cost $281,867,465)		$253,626,483

MORTGAGE-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
BANK Ser. 19-BN19, Class AS, 3.446%, 8/15/61	$797,000	$744,571
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	508,000	494,530
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	617,000	614,148
Ser. 18-B2, Class A4, 4.009%, 3/10/51	1,749,000	1,755,330
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.456%, 12/10/44(WAC)	241,000	238,590
FRB Ser. 14-CR18, Class C, 4.907%, 7/15/47(WAC)	2,392,000	2,288,989
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	1,066,000	984,197
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 2.368%, 11/25/28 (Bermuda)	261,538	259,082
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 7.418%, 8/25/28	346,213	366,171
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.668%, 9/25/28	32,348	34,040
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.918%, 7/25/29	189,341	188,010
REMICs Ser. 01-79, Class BI, IO, 0.261%, 3/25/45(WAC)	330,951	2,052
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 2.268%, 10/25/28 (Bermuda)	175,194	173,581
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.35%, 5/15/45(WAC)	772,000	766,469
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.973%, 10/15/45(WAC)	291,000	283,855
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	3,360,000	3,300,951
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	2,264,000	2,287,540
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.425%, 3/15/45(WAC)	630,212	625,684
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	2,032,334	20

Total mortgage-backed securities (cost $17,619,313)		$15,407,829

UNITS (0.1%)(a)
	Units	Value
GoGreen Investments Corp.(NON)	144,769	$1,469,405

Total units (cost $1,447,690)		$1,469,405

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$282,763
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	482,988
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	307,440

Total municipal bonds and notes (cost $841,083)		$1,073,191

SHORT-TERM INVESTMENTS (4.3%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 0.45%(AFF)	Shares	4,887,870	$4,887,870
Putnam Short Term Investment Fund Class P 0.43%(AFF)	Shares	67,408,840	67,408,840
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(P)	Shares	920,000	920,000
U.S. Treasury Bills zero%, 7/14/22(i)		$111,000	110,845
U.S. Treasury Bills zero%, 6/16/22(i)		272,000	271,837
U.S. Treasury Bills zero%, 6/2/22(i)		151,000	150,955
U.S. Treasury Bills zero%, 5/17/22(i)		414,000	413,959
U.S. Treasury Bills zero%, 6/30/22(i)		272,000	271,728

Total short-term investments (cost $74,436,034)			$74,436,034
TOTAL INVESTMENTS

Total investments (cost $1,640,728,579)			$1,774,304,980

	FORWARD CURRENCY CONTRACTS at 4/30/22 (aggregate face value $66,968,876) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Danish Krone	Sell	6/15/22	$2,867,489	$3,004,678	$137,189
	Barclays Bank PLC
		British Pound	Sell	6/15/22	11,056,763	11,765,661	708,898
		Canadian Dollar	Sell	7/20/22	2,016,380	2,074,965	58,585
		Euro	Sell	6/15/22	5,847,685	6,157,315	309,630
	Citibank, N.A.
		Canadian Dollar	Sell	7/20/22	5,993,966	6,168,241	174,275
		Euro	Sell	6/15/22	2,948,154	3,104,843	156,689
	Goldman Sachs International
		Canadian Dollar	Sell	7/20/22	3,189,586	3,274,598	85,012
		Euro	Sell	6/15/22	4,651,553	4,895,469	243,916
	HSBC Bank USA, National Association
		Euro	Sell	6/15/22	634,322	667,948	33,626
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	7/20/22	3,505,377	3,607,291	101,914
		Singapore Dollar	Sell	5/18/22	2,287,918	2,353,291	65,373
	State Street Bank and Trust Co.
		Euro	Buy	6/15/22	4,416,470	4,629,345	(212,875)
		Hong Kong Dollar	Sell	5/18/22	2,455,173	2,472,231	17,058
	UBS AG
		Canadian Dollar	Sell	7/20/22	6,687,882	6,874,180	186,298
	WestPac Banking Corp.
		British Pound	Sell	6/15/22	5,562,020	5,918,820	356,800

	Unrealized appreciation						2,635,263

	Unrealized (depreciation)						(212,875)

	Total						$2,422,388
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	106	$21,899,229	$21,875,750	Jun-22	$(1,722,193)

Unrealized appreciation					—

Unrealized (depreciation)					(1,722,193)

Total					$(1,722,193)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/22 (proceeds receivable $10,714,473) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 5/1/52	$3,000,000	5/12/22	$3,052,031
Uniform Mortgage-Backed Securities, 4.00%, 5/1/52	3,000,000	5/12/22	2,982,305
Uniform Mortgage-Backed Securities, 3.50%, 5/1/52	2,000,000	5/12/22	1,939,217
Uniform Mortgage-Backed Securities, 3.00%, 5/1/52	1,000,000	5/12/22	942,734
Uniform Mortgage-Backed Securities, 2.00%, 5/1/52	2,000,000	5/12/22	1,763,704

Total			$10,679,991

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through April 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,746,304,080.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/2021	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,789,325	$97,492,595	$98,394,050	$5,667	$4,887,870
	Putnam Short Term Investment Fund**	82,200,848	201,673,178	216,465,186	71,754	67,408,840

	Total Short-term investments	$87,990,173	$299,165,773	$314,859,236	$77,421	$72,296,710
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $4,887,870 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,615,516. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,547,532.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $134,731.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $218,002.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $13,068,887 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $195,817 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $134,731 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$34,549,348	$1,427,516	$—
Capital goods	62,650,635	—	—
Communication services	17,864,702	—	—
Conglomerates	2,302,328	—	—
Consumer cyclicals	198,666,484	—	—
Consumer staples	67,468,856	—	—
Energy	40,935,312	6,500,431	—
Financials	100,226,279	17,527,059	—
Health care	158,966,980	—	—
Technology	281,967,055	—	—
Transportation	25,791,142	—	—
Utilities and power	31,205,933	—	—

Total common stocks	1,022,595,054	25,455,006	—
Corporate bonds and notes	—	253,626,483	—
Mortgage-backed securities	—	15,407,829	—
Municipal bonds and notes	—	1,073,191	—
U.S. government and agency mortgage obligations	—	119,987,141	—
U.S. treasury obligations	—	260,254,837	—
Units	1,469,405	—	—
Short-term investments	920,000	73,516,034	—

Totals by level	$1,024,984,459	$749,320,521	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$2,422,388	$—
Futures contracts	(1,722,193)	—	—
TBA sale commitments	—	(10,679,991)	—

Totals by level	$(1,722,193)	$(8,257,603)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	90
Forward currency contracts (contract amount)	$101,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com